COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
License Agreement Terms	7 years	7 years
Royalty Payments, Future Minimum Payments Due, Next Twelve Months	$ 691	$ 691,000
Royalty Payments, Future Minimum Payments Due in Two Years	1,265	1,265,000
Royalty Payments, Future Minimum Payments Due in Three Years	1,850	1,850,000
Royalty Payments, Future Minimum Payments Due in Four Years	2,611	2,611,000
Royalty Payments, Future Minimum Payments Due After Four Years	11,617	11,617,000
Accrued Royalties		184,240
Office Service Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Term of Lease	12 months		12 months
Operating Leases, Rent Expense, Minimum Rentals	$ 1,147		$ 2,899
Description of Lessee Leasing Arrangements, Operating Leases	Prior to that, the Company rented its office space on a month to month basis.	Subsequent to April 2013, the Company rented its office space on a month to month basis.